INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 87,578	$ 77,651
Finite-Lived Intangible Assets, Accumulated Amortization	55,029	47,593
Intangible assets, net	32,549	30,058
Capitalized software costs [Member]
Finite-Lived Intangible Assets, Gross	59,069	54,599
Finite-Lived Intangible Assets, Accumulated Amortization	45,075	41,191
Customer relationships [Member]
Finite-Lived Intangible Assets, Gross	23,843	19,802
Finite-Lived Intangible Assets, Accumulated Amortization	8,895	5,756
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets, Gross	1,554	1,112
Finite-Lived Intangible Assets, Accumulated Amortization	630	472
Acquired technology [Member]
Finite-Lived Intangible Assets, Gross	3,112	2,138
Finite-Lived Intangible Assets, Accumulated Amortization	$ 429	$ 174